Results by business segment (Tables)	3 Months Ended
Jan. 31, 2020
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Disclosure of operating segments

	For the three months ended January 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,226	$738	$–	$58	$1,161	$38	$5,221
Non-interest income	1,384	2,428	1,994	539	1,387	(117)	7,615
Total revenue	4,610	3,166	1,994	597	2,548	(79)	12,836
Provision for credit losses	342	(2)	–	–	79	–	419
Insurance policyholder benefits, claims and acquisition expense	–	–	1,614	–	–	–	1,614
Non-interest expense	1,984	2,370	153	402	1,435	34	6,378
Net income (loss) before income taxes	2,284	798	227	195	1,034	(113)	4,425
Income taxes (recoveries)	598	175	46	52	152	(107)	916
Net income	$1,686	$623	$181	$143	$882	$(6)	$3,509
Non-interest expense includes:
Depreciation and amortization	$234	$210	$15	$50	$127	$–	$636

	For the three months ended January 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2) , (3)	$3,134	$744	$–	$(31)	$969	$31	$4,847
Non-interest income (3)	1,284	2,204	1,579	662	1,129	(116)	6,742
Total revenue	4,418	2,948	1,579	631	2,098	(85)	11,589
Provision for credit losses	348	26	–	–	140	–	514
Insurance policyholder benefits, claims and acquisition expense	–	–	1,225	–	–	–	1,225
Non-interest expense	1,915	2,164	154	418	1,230	31	5,912
Net income (loss) before income taxes	2,155	758	200	213	728	(116)	3,938
Income taxes (recoveries)	584	161	34	52	75	(140)	766
Net income	$1,571	$597	$166	$161	$653	$24	$3,172
Non-interest expense includes:
Depreciation and amortization	$153	$147	$11	$34	$95	$–	$440

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)
Commencing Q4 2019, the interest component of the valuation of certain deposits carried at FVTPL previously presented in trading revenue is presented in
net interest income. Comparative amounts have been reclassified to conform with this presentation.

Total assets and total liabilities by business segment

	As at January 31, 2020
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$489,522	$109,969	$20,293	$144,707	$666,824	$44,989	$1,476,304
Total liabilities	$489,545	$109,963	$20,270	$144,664	$666,785	$(38,984)	$1,392,243

	As at October 31, 2019
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$481,720	$106,579	$19,012	$144,406	$634,313	$42,905	$1,428,935
Total liabilities	$481,745	$106,770	$19,038	$144,378	$634,126	$(40,747)	$1,345,310